Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
September 30, 2024 (Unaudited)
1
Principal Value
Foreign Bonds – 97.1%
Basic Materials – 3.7%
Aris Mining Corp., 6.88%, 8/9/2026 ........................................... $ 200,000 $ 199,442
LD Celulose International GmbH, 7.95%, 1/26/2032, 144A(a) ....................... 200,000 205,425
404,867
Communications – 6.7%
Colombia Telecomunicaciones SA ESP, 4.95%, 7/17/2030 ......................... 408,000 349,656
Telecommunications Services of Trinidad & Tobago Ltd., 8.88%, 10/18/2029 ........... 200,000 203,201
Telecomunicaciones Digitales SA, 4.50%, 1/30/2030 ............................. 200,000 183,061
735,918
Energy – 13.4%
Ecopetrol SA, 6.88%, 4/29/2030 .............................................. 200,000 199,696
Ecopetrol SA, 8.38%, 1/19/2036 .............................................. 300,000 307,013
Empresa Generadora de Electricidad Haina SA, 5.63%, 11/8/2028 .................. 250,000 236,491
Petroleos Mexicanos , 6.63%, 6/15/2035 ....................................... 170,000 138,951
Petroleos Mexicanos , 7.69%, 1/23/2050 ....................................... 500,000 391,005
UEP Penonome II SA, 6.50%, 10/1/2038 ....................................... 215,443 187,217
1,460,373
Financial – 16.8%
Bancolombia SA, 8.63%, (US 5 Year CMT T-Note + 4.32%), 12/24/2034(b) ............ 200,000 212,580
Dominican Republic Central Bank Notes, 9.00%, 12/11/2026 ....................... DOP 25,000,000 400,116
Dominican Republic Central Bank Notes, 11.00%, 9/15/2028 ....................... DOP 60,000,000 1,010,623
Promerica Financial Corp, 10.75%, 8/14/2028 ................................... 200,000 213,212
1,836,531
Government – 45.1%
Bahamas Government International Bond, 6.00%, 11/21/2028 ...................... 500,000 471,175
Colombia Government International Bond, 8.75%, 11/14/2053 ...................... 460,000 506,076
Dominican Republic International Bond, 10.75%, 6/1/2036 ......................... DOP 141,600,000 2,513,033
El Salvador Government International Bond, 7.65%, 6/15/2035 ..................... 250,000 216,467
El Salvador Government International Bond, 7.63%, 2/1/2041 ...................... 250,000 204,902
Panama Government International Bond, 3.75%, 3/16/2025 ........................ 350,000 348,156
Panama Government International Bond, 3.16%, 1/23/2030 ........................ 400,000 358,849
Panama Government International Bond, 6.70%, 1/26/2036 ........................ 300,000 314,215
4,932,873
Utilities – 11.4%
AES Espana BV, 5.70%, 5/4/2028 ............................................ 180,000 171,779
Comision Federal de Electricidad , 6.45%, 1/24/2035, 144A(a) ...................... 400,000 399,700
Empresas Publicas de Medellin ESP, 4.25%, 7/18/2029 ........................... 200,000 183,090
Energuate Trust, 5.88%, 5/3/2027 ............................................ 200,000 197,191
Investment Energy Resources Ltd., 6.25%, 4/26/2029 ............................ 200,000 197,276
National Gas Co of Trinidad & Tobago Ltd., 6.05%, 1/15/2036 ...................... 100,000 94,318
1,243,354
Total Foreign Bonds (Cost $10,437,135) ........................................... 10,613,916
U.S. Treasury Bills – 4.8%
U.S. Treasury Bill, 4.99%, 10/1/2024(c) ........................................ $ 185,000 185,000
U.S. Treasury Bill, 4.70%, 10/22/2024(c) ....................................... 130,000 129,641
U.S. Treasury Bill, 4.81%, 10/29/2024(c) ....................................... 205,000 204,246
Total U.S. Treasury Bills (Cost $518,898) ........................................... 518,887

Simplify Gamma Emerging Market Bond ETF
Schedule of Investments
(Continued)
September 30, 2024 (Unaudited)
2
††
The percentage shown for each investment category is the total value of investments in that category as a percentage of the net assets of the Fund. The table depicts the Fund's investments but may not represent the Fund's market exposure to certain derivatives, if any, which are included in Liabilities in Excess of Other Assets.
Shares Value
Money Market Funds – 0.1%
Fidelity Investments Money Market Treasury Only Portfolio - Class I, 4.92%(d)
(Cost $16,247) .......................................................... 16,247 $ 16,247
Total Investments – 102.0%
(Cost $10,972,280) ............................................................ $ 11,149,050
Liabilities in Excess of Other Assets – (2.0)% ......................................... (216,503)
Net Assets – 100.0% ............................................................ $ 10,932,547
(a) Security was purchased (sold) pursuant to Rule 144A under the Securities Act of 1933 and may not be resold (repurchased)
subject to that rule except to qualified institutional buyers. Unless otherwise noted, Rule 144A securities are deemed to be liquid.
Total fair value of Rule 144A securities amounts to $605,125, which represents 5.5% of net assets as of September 30, 2024.
(b) Floating rate investment. Interest rates reset periodically. Interest rate shown reflects the rate in effect at September 30, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description above.
(c) Represents a zero coupon bond. Rate shown reflects the effective yield.
(d) Rate shown reflects the 7-day yield as of September 30, 2024.
Currency Abbreviations:
DOP : Dominican Peso
Portfolio Abbreviations:
CMT : Treasury Constant Maturity Rate
Summary of Investment Type††
Investment Categories
% of Net
Assets
Foreign Bonds ................................................................................... 97.1%
U.S. Treasury Bills ................................................................................ 4.8%
Money Market Funds ............................................................................. 0.1%
Total Investments ................................................................................ 102.0%
Liabilities in Excess of Other Assets .................................................................. (2.0)%
Net Assets ..................................................................................... 100.0%